Average Annual Total Returns - Eaton Vance Income Opportunities ETF_June 2025 - Eaton Vance Income Opportunities ETF		6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.03%	[2]	1.25%	(0.33%)	1.35%
Bloomberg Global Aggregate (Hedged USD) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	4.27%	[2]	3.40%	0.48%	2.01%
Income Opportunities Blend Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	3.74%	[2]	3.40%	0.48%	1.40%
Eaton Vance Strategic Income Opportunities ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.08%		6.76%	2.50%	3.43%
Eaton Vance Strategic Income Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5]	1.78%		4.44%	0.65%	1.66%
Eaton Vance Strategic Income Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.05%		3.96%	1.10%	1.84%

[1]
2	The Bloomberg U.S. Aggregate Index tracks the performance of U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index. Effective May 30, 2025, the Predecessor Fund changed its primary benchmark from the Bloomberg Global Aggregate (Hedged USD) Index to the Bloomberg U.S. Aggregate Index because the Adviser believed the Bloomberg U.S. Aggregate Index was a more appropriate benchmark for the Predecessor Fund.

[2]
3	Since Inception reflects the inception date of Class I shares of the Predecessor Fund (commenced operations on July 28, 1997).

[3]
4	The Bloomberg Global Aggregate (Hedged USD) Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Currency exposure is hedged to the U.S. dollar. It is not possible to invest directly in an index.

[4]
5	The Income Opportunities Blend Index is a performance linked benchmark of (i) the old benchmark represented by Bloomberg Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed rate debt markets with returns in unhedged USD) for the periods from the Predecessor Fund’s inception to December 31, 2016; and (ii) the prior benchmark represented by Bloomberg Global Aggregate (Hedged USD) Index for periods thereafter. It is not possible to invest directly in an index.

[5]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.